CONSOLIDATED STATEMENT OF FINANCIAL POSITION - USD ($)	Dec. 31, 2025	Dec. 31, 2024
NON-CURRENT ASSETS
Property, plant and equipment	$ 775,686,000	$ 740,491,000
Right-of-use assets	20,496,000	24,451,000
Prepayments and other receivables	3,990,000	2,650,000
Other financial assets	12,000	1,020,000
Deferred income tax asset	20,579,000	1,332,000
TOTAL NON-CURRENT ASSETS	820,763,000	769,944,000
CURRENT ASSETS
Inventories	12,379,000	10,567,000
Trade receivables	39,095,000	40,211,000
Prepayments and other receivables	42,394,000	79,731,000
Derivative financial instrument assets	25,498,000	2,764,000
Other financial assets	0	20,088,000
Cash and cash equivalents	100,318,000	276,750,000
TOTAL CURRENT ASSETS	219,684,000	430,111,000
TOTAL ASSETS	1,040,447,000	1,200,055,000
Equity attributable to owners of the Company
Share capital	52,000	51,000
Share premium	79,716,000	73,750,000
Translation reserve	(11,606,000)	(11,590,000)
Other reserves	27,644,000	15,053,000
Retained earnings	149,991,000	126,027,000
TOTAL EQUITY	245,797,000	203,291,000
NON-CURRENT LIABILITIES
Borrowings	535,080,000	492,007,000
Lease liabilities	18,889,000	17,318,000
Provisions and other long-term liabilities	24,630,000	31,952,000
Deferred income tax liability	78,821,000	86,814,000
TOTAL NON-CURRENT LIABILITIES	657,420,000	628,091,000
CURRENT LIABILITIES
Borrowings	18,467,000	22,326,000
Lease liabilities	7,106,000	8,605,000
Derivative financial instrument liabilities	620,000	464,000
Current income tax liabilities	0	57,329,000
Trade and other payables	111,037,000	279,949,000
TOTAL CURRENT LIABILITIES	137,230,000	368,673,000
TOTAL LIABILITIES	794,650,000	996,764,000
TOTAL EQUITY AND LIABILITIES	$ 1,040,447,000	$ 1,200,055,000